Income Taxes (Details) - Schedule of deferred income taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred income taxes [Abstract]
Non-capital losses carry-forward	$ 14,519,000	$ 11,751,000	$ 7,841,000
Exploration and evaluation assets	1,470,000	1,470,000	1,470,000
Share issuance costs	789,000	735,000	109,000
Debt with accretion		(70,000)	(70,000)
Intangible assets	622,000	179,000	1,336,000
Other deferreds	12,000	37,000
Allowable capital losses	3,558,000	3,801,000	3,592,000
Property and equipment	76,000	35,000	64,000
Total	21,046,000	17,938,000	14,342,000
Unrecognized deferred tax assets	$ (21,046,000)	$ (17,938,000)	$ (14,342,000)